Shareholders' equity - Additional Information (Detail) € / shares in Units, $ / shares in Units, $ in Millions			6 Months Ended
	Mar. 12, 2026 EUR (€) € / shares shares	Mar. 12, 2026 USD ($) shares	Jun. 30, 2026 EUR (€) € / shares shares	Jun. 30, 2025 EUR (€)	Mar. 12, 2026 $ / shares	Dec. 31, 2025 € / shares shares
Disclosure of classes of share capital [line items]
Issue Of Share Capital Net Of Transaction Costs			€ 21,152,000
Public Offering [Member] | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Sale Of Stock Issue Price Per Share | $ / shares					$ 10.02
At-the-Market Offering Program
Disclosure of classes of share capital [line items]
Gross Proceeds From Initial Public Offer	€ 21,600,000	$ 25.0
Payments for share issue costs	500,000	$ 0.6
Issued capital [Member]
Disclosure of classes of share capital [line items]
Issue Of Share Capital Net Of Transaction Costs			25,000
Issued capital [Member] | At-the-Market Offering Program
Disclosure of classes of share capital [line items]
Issue Of Share Capital Net Of Transaction Costs	25,000
Share premium [Member]
Disclosure of classes of share capital [line items]
Issue Of Share Capital Net Of Transaction Costs			€ 21,127,000
Share premium [Member] | At-the-Market Offering Program
Disclosure of classes of share capital [line items]
Issue Of Share Capital Net Of Transaction Costs	€ 21,100,000
Leerink Partners Llc [Member] | At-the-Market Offering Program
Disclosure of classes of share capital [line items]
Increase (decrease) in number of ordinary shares issued | shares | shares	2,500,000	2,500,000
Sale Of Stock Issue Price Per Share | € / shares	€ 8.68
Reorganization [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares			136,689,977			134,071,432
Par value per share | € / shares			€ 0.01			€ 0.01
Ordinary Shares [Member] | Issued capital [Member]
Disclosure of classes of share capital [line items]
Issue of equity			€ 1,000	€ 100
Ordinary Shares [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Issue of equity			€ 600,000	€ 8,600